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[INVESCO AIM LOGO APPEARS HERE]
--Servicemark--


June 2, 2009


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:  AIM Counselor Series Trust
     CIK 0001112996


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Counselor Series Trust (the "Fund") that the Prospectus and the Statement of Additional Information relating to the Class A, Class B, Class C, Class R and Class Y shares of AIM Core Plus Bond Fund, and the Institutional Class shares of AIM Core Plus Bond Fund, AIM Floating Rate Fund, AIM Multi-Sector Fund, AIM Select Real Estate Income Fund, AIM Structured Core Fund, AIM Structured Growth Fund and AIM Structured Value Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 36 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 36 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on May 28, 2009.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-5770.


Sincerely,

/s/ Melanie Ringold

Melanie Ringold
Counsel